Shareholders' Equity (Detail) - Stock Option Activity (USD $)			12 Months Ended			12 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2011 Share 2000 Plan [Member]	Oct. 31, 2012 Share 2000 Plan [Member]	Oct. 31, 2010 Share 2000 Plan [Member]	Oct. 31, 2012 Share 2003 Plan [Member]	Oct. 31, 2011 Share 2003 Plan [Member]	Oct. 31, 2010 Share 2003 Plan [Member]	Oct. 31, 2012 Share 2010 Plan [Member]	Oct. 31, 2011 Share 2010 Plan [Member]	Oct. 31, 2010 Share 2010 Plan [Member]
Options Outstanding, Shares					870,466	16,350,045		18,112,045	2,820,000	1,050,000	1,035,000
Options Outstanding, Weighted Average Exercise Price Per Share (in Dollars per share)					$ 0.66	$ 0.715		$ 0.80	$ 0.248	$ 0.31	$ 0.21
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000				$ 222,000			$ 109,730
Options Exercisable, Shares						16,290,045			1,928,750
Options Exercisable, Weighted Average Exercise Price Per Share (in Dollars per share)						$ 0.718			$ 0.261
Options Exercisable, Aggregate Intrinsic Value (in Dollars)						211,000			73,346
Expired, Share			(870,466)				(60,000)
Expired, Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.66				$ 0.59
Exercised, Shares							(500,000)		(1,290,000)	(5,120,000)
Exercised, Weighted Average Exercise Price Per Share (in Dollars per share)							$ 0.25		$ 0.16	$ 0.23
Options Outstanding and Exercisable, Share				0			17,552,045
Options Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in Dollars per share)				$ 0			$ 0.81
Options Outstanding and Exercisable, Aggregate Intrinsic Value (in Dollars)				$ 0
Granted, Shares						60,000			3,060,000	5,135,000
Granted, Weighted Average Exercise Price Per Share (in Dollars per share)						$ 0.072			$ 0.19	$ 0.25
Forfeited						(195,000)
Cancelled						(1,067,000)
Cancelled (in Dollars per share)						$ 0.86